UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 11/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Corporate High Yield                                         BLACKROCK
Fund, Inc. (COY)

SEMI-ANNUAL REPORT
NOVEMBER 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
Financial Statements:
  Schedule of Investments ................................................     5
  Statement of Assets and Liabilities ....................................    11
  Statement of Operations ................................................    11
  Statements of Changes in Net Assets ....................................    12
  Statement of Cash Flows ................................................    12
Financial Highlights .....................................................    13
Notes to Financial Statements ............................................    14
The Benefits and Risks of Leveraging .....................................    17
Officers and Directors ...................................................    17
Additional Information ...................................................    18


2       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of November 30, 2007                                                6-month      12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                         -2.33%       + 7.72%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          -8.82        - 1.17
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +2.82        +17.30
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +5.32        + 6.05
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +2.40        + 2.71
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      -2.84        + 3.01
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of November 30, 2007

Investment Objective

BlackRock Corporate High Yield Fund, Inc. (COY) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation) or are unrated securities of comparable quality.

Fund Information

Symbol on New York Stock Exchange ...............................       COY
Initial Offering Date ...........................................  June 25, 1993
Yield on Closing Market Price as of November 30, 2007 ($7.29)* ..      10.04%
Current Monthly Distribution per share of Common Stock** ........    $  .061
Current Annualized Distribution per share of Common Stock** .....    $  .732
Leverage as of November 30, 2007*** .............................         23%
--------------------------------------------------------------------------------
* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
*** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                             11/30/07    5/31/07     Change      High       Low
--------------------------------------------------------------------------------
Market Price ............     $7.29       $8.47     (13.93%)     $8.64     $6.28
Net Asset Value .........     $8.20       $9.07      (9.59%)     $9.08     $8.07
--------------------------------------------------------------------------------

The following charts show the Fund's portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Asset Mix                                                   11/30/07     5/31/07
--------------------------------------------------------------------------------
Corporate Bonds ..........................................     93%         95%
Floating Rate Loan Interests .............................      5           2
Common Stocks ............................................      2           2
Preferred Stocks .........................................     --*          1
Warrants .................................................     --*         --*
Options ..................................................     --*         --
Other Interests ..........................................     --*         --*
Rights ...................................................     --*         --
--------------------------------------------------------------------------------
*     Amount is less than 1%.

Credit Quality Allocations*

Credit Rating                                               11/30/07     5/31/07
--------------------------------------------------------------------------------
BBB/Baa ...................................................     1%          1%
BB/Ba .....................................................    23          22
B/B .......................................................    48          55
CCC/Caa ...................................................    21          15
NR (Not Rated) ............................................     4           3
Other** ...................................................     3           4
--------------------------------------------------------------------------------
*     Using the higher of S&P's or Moody's ratings.
** Includes portfolio holdings in common stocks, preferred stocks, warrants, rights, options and other interests.


4       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

Schedule of Investments as of November 30, 2007 (Unaudited)    (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                      Value
===============================================================================
Aerospace & Defense -- 4.7%
    $1,817,000    Alliant Techsystems, Inc., 2.75%
                    due 9/15/2011 (b)(i)                           $  2,450,679
     1,325,000    DRS Technologies, Inc., 6.875%
                    due 11/01/2013                                    1,308,437
       925,000    Esterline Technologies Corp., 7.75%
                    due 6/15/2013                                       941,187
       595,000    Hawker Beechcraft Acquisition Co. LLC,
                    8.875% due 4/01/2015 (f)(i)                         578,107
                  L-3 Communications Corp.:
     1,350,000        7.625% due 6/15/2012                            1,385,437
     1,525,000        5.875% due 1/15/2015                            1,464,000
     1,280,000        3% due 8/01/2035 (b)(i)                         1,588,800
     1,275,000        Series B, 6.375% due 10/15/2015                 1,262,250
       440,000    TransDigm, Inc., 7.75% due 7/15/2014                  444,400
     1,825,000    Vought Aircraft Industries, Inc., 8%
                    due 7/15/2011                                     1,770,250
                                                                   ------------
                                                                     13,193,547
===============================================================================
Airlines -- 0.5%
                  Continental Airlines, Inc. (l):
       952,082        Series 1997-4-B, 6.90% due 7/02/2018              913,999
        33,020        Series 1998-1-C, 6.541% due 9/15/2009              32,773
       374,591        Series 2001-1-C, 7.033% due 12/15/2012            363,588
                                                                   ------------
                                                                      1,310,360
===============================================================================
Auto Components -- 1.1%
     1,145,000    Allison Transmission, 11.25%
                    due 11/01/2015 (f)(i) 1,071,188
                  The Goodyear Tire & Rubber Co.:
       260,000        7.857% due 8/15/2011                              265,200
       627,000        8.625% due 12/01/2011 (i)                         655,215
     1,215,000    Lear Corp., 8.75% due 12/01/2016                    1,117,800
                                                                   ------------
                                                                      3,109,403
===============================================================================
Automobiles -- 0.4%
       710,000    Ford Capital BV, 9.50% due 6/01/2010                  669,175
       600,000    Ford Motor Co., 8.90% due 1/15/2032                   468,000
                                                                   ------------
                                                                      1,137,175
===============================================================================
Beverages -- 0.5%
     1,400,000    Constellation Brands, Inc., 8.125%
                    due 1/15/2012                                     1,393,000
===============================================================================
Biotechnology -- 0.4%
     1,060,000    Angiotech Pharmaceuticals, Inc., 8.874%
                    due 12/01/2013 (d)                                1,007,000
===============================================================================
Building Products -- 1.4%
                  Goodman Global Holding Co., Inc.:
       645,000        8.36% due 6/15/2012 (d)                           644,194
     1,300,000        7.875% due 12/15/2012                           1,332,500
       500,000    Masonite International Corp., 11%
                    due 4/06/2015                                       398,750
     1,820,000    Momentive Performance Materials, Inc., 11.50%
                    due 12/01/2016 (i)                                1,615,250
                                                                   ------------
                                                                      3,990,694
===============================================================================
Capital Markets -- 1.0%
     1,420,000    E*Trade Financial Corp., 12.50%
                    due 11/27/2017                                    1,379,429
     1,004,000    Marsico Parent Co., LLC, 10.625%
                    due 1/15/2016 (i)                                 1,004,000
       344,000    Marsico Parent Holdco, LLC, 12.50%
                    due 7/15/2016 (f)(i)                                344,000
       229,000    Marsico Parent Superholdco, LLC, 14.50%
                    due 1/15/2018 (f)(i)                                215,924
                                                                   ------------
                                                                      2,943,353
===============================================================================
Chemicals -- 2.5%
       800,000    American Pacific Corp., 9% due 2/01/2015              810,000
                  Hexion U.S. Finance Corp.:
       600,000        9.369% due 11/15/2014 (d)                         612,000
       500,000        9.75% due 11/15/2014                              537,500
       765,000    Ineos Group Holdings Plc, 8.50%
                    due 2/15/2016 (i)                                   688,500
       740,000    Innophos, Inc., 8.875% due 8/15/2014                  736,300
       425,000    Key Plastics LLC, 11.75% due 3/15/2013 (i)            340,000
     1,595,000    MacDermid, Inc., 9.50% due 4/15/2017 (i)            1,447,462
       610,000    NOVA Chemicals Corp., 7.863%
                    due 11/15/2013 (d)                                  585,600
       780,000    Nalco Finance Holdings, Inc., 10.041%
                    due 2/01/2014 (m)                                   709,800
       515,000    Terra Capital, Inc. Series B, 7%
                    due 2/01/2017                                       508,563
                                                                   ------------
                                                                      6,975,725
===============================================================================
Commercial Services & Supplies -- 5.5%
     1,275,000    Ashtead Capital, Inc., 9% due 8/15/2016 (i)         1,122,000
     2,800,000    Corrections Corp. of America, 7.50%
                    due 5/01/2011                                     2,835,000
       545,000    DI Finance Series B, 9.50% due 2/15/2013              569,525
     1,295,000    PNA Intermediate Holding Corp., 11.869%
                    due 2/15/2013 (d)(f)(i)                           1,191,400
     2,305,000    Quebecor World, Inc., 9.75% due 1/15/2015 (i)       1,832,475
                  Sally Holdings LLC:
       200,000        9.25% due 11/15/2014                              199,000
     1,003,000        10.50% due 11/15/2016                             997,985
       700,000    US Investigations Services, Inc., 10.50%
                    due 11/01/2015 (i)                                  651,000
     2,800,000    Waste Services, Inc., 9.50% due 4/15/2014           2,800,000
                  West Corp.:
       700,000        9.50% due 10/15/2014                              689,500
     2,720,000        11% due 10/15/2016                              2,720,000
                                                                   ------------
                                                                     15,607,885
===============================================================================
Communications Equipment -- 1.4%
     1,650,000    Dycom Industries, Inc., 8.125% due 10/15/2015       1,645,875
     2,340,000    Nortel Networks Ltd., 9.493%
                    due 7/15/2011 (d)(i)                              2,275,650
                                                                   ------------
                                                                      3,921,525
===============================================================================
Computers & Peripherals -- 0.4%
     1,150,000    Viasystems, Inc., 10.50% due 1/15/2011              1,150,000
===============================================================================
Construction Materials -- 0.4%
       405,000    Nortek, Inc., 8.50% due 9/01/2014                     328,050
       925,000    Texas Industries, Inc., 7.25% due 7/15/2013           897,250
                                                                   ------------
                                                                      1,225,300
===============================================================================
Containers & Packaging -- 5.8%
                  Berry Plastics Holding Corp.:
     1,280,000        8.875% due 9/15/2014                            1,235,200
     1,780,000        9.569% due 9/15/2014 (d)                        1,708,800
     2,075,000    Graham Packing Co., Inc., 9.875%
                    due 10/15/2014                                    1,903,812


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       5

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                      Value
===============================================================================
Containers & Packaging (concluded)
                  Graphic Packaging International Corp.:
    $1,000,000        8.50% due 8/15/2011                          $    985,000
       590,000        9.50% due 8/15/2013                               584,100
       390,000    Impress Holdings B.V., 8.368%
                    due 9/15/2013 (d)(i)                                378,300
                  Owens-Brockway Glass Container, Inc.:
     2,440,000        8.875% due 2/15/2009                            2,449,150
       925,000        8.25% due 5/15/2013                               957,375
     1,255,000    Packaging Dynamics Finance Corp., 10%
                    due 5/01/2016 (i)                                 1,142,050
     1,130,000    Pregis Corp., 12.375% due 10/15/2013                1,220,400
     1,875,000    Rock-Tenn Co., 8.20% due 8/15/2011                  1,898,438
     2,220,000    Smurfit-Stone Container Enterprises, Inc., 8%
                    due 3/15/2017                                     2,131,200
                                                                   ------------
                                                                     16,593,825
===============================================================================
Diversified Consumer Services -- 0.9%
     2,800,000    Service Corp. International, 7% due 6/15/2017       2,639,000
===============================================================================
Diversified Financial Services -- 0.8%
                  Ford Motor Credit Co. LLC:
       385,000        7.993% due 1/13/2012 (d)                          335,469
       200,000        7.80% due 6/01/2012                               178,245
                  GMAC LLC:
       550,000        7.25% due 3/02/2011                               487,131
        65,000        8% due 11/01/2031                                  55,150
     1,250,000    Leucadia National Corp., 8.125%
                    due 9/15/2015                                     1,243,750
                                                                   ------------
                                                                      2,299,745
===============================================================================
Diversified Telecommunication Services -- 1.8%
       350,000    Qwest Communications International, Inc.,
                    7.50% due 2/15/2014                                 347,375
                  Qwest Corp.:
     1,350,000        8.944% due 6/15/2013 (d)                        1,387,125
       500,000        7.625% due 6/15/2015                              510,000
     2,800,000    Windstream Corp., 8.125% due 8/01/2013              2,880,500
                                                                   ------------
                                                                      5,125,000
===============================================================================
Electric Utilities -- 2.4%
     1,775,000    Edison Mission Energy, 7.50% due 6/15/2013          1,775,000
     1,535,000    Mirant North America LLC, 7.375%
                    due 12/31/2013                                    1,538,837
       390,000    NSG Holdings LLC, 7.75%
                    due 12/15/2025 (i)(l)                               385,125
     1,050,000    Sierra Pacific Resources, 8.625%
                    due 3/15/2014                                     1,118,252
     1,866,946    Tenaska Alabama Partners LP, 7%
                    due 6/30/2021 (i)(l)                              1,923,018
                                                                   ------------
                                                                      6,740,232
===============================================================================
Electrical Equipment -- 0.6%
       360,000    Belden, Inc., 7% due 3/15/2017                        353,700
       925,000    Coleman Cable, Inc., 9.875% due 10/01/2012            878,750
       504,000    UCAR Finance, Inc., 10.25% due 2/15/2012              519,120
                                                                   ------------
                                                                      1,751,570
===============================================================================
Electronic Equipment & Instruments -- 1.2%
                  NXP BV:
     1,255,000        7.993% due 10/15/2013 (d)                       1,185,975
       894,000        9.50% due 10/15/2015                              813,540
     1,465,000    Sanmina-SCI Corp., 8.125% due 3/01/2016             1,296,525
                                                                   ------------
                                                                      3,296,040
===============================================================================
Energy Equipment & Services -- 1.9%
                  Compagnie Generale de Geophysique-Veritas:
       195,000        7.50% due 5/15/2015                               196,463
       300,000        7.75% due 5/15/2017                               301,500
       680,000    North American Energy Partners, Inc., 8.75%
                    due 12/01/2011                                      683,400
     1,800,000    Ocean RIG ASA, 9.24% due 4/04/2011 (d)              1,773,000
     2,480,000    SemGroup LP, 8.75% due 11/15/2015 (i)               2,368,400
                                                                   ------------
                                                                      5,322,763
===============================================================================
Food & Staples Retailing -- 1.7%
       750,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (i)          585,000
     1,850,000    National Beef Packing Co. LLC, 10.50%
                    due 8/01/2011                                     1,789,875
                  Rite Aid Corp.:
       525,000        9.375% due 12/15/2015 (i)                         454,125
     2,380,000        7.50% due 3/01/2017                             2,142,000
                                                                   ------------
                                                                      4,971,000
===============================================================================
Food Products -- 1.0%
     2,812,000    Del Monte Corp., 8.625% due 12/15/2012              2,840,120
===============================================================================
Gas Utilities -- 0.5%
     1,250,000    El Paso Performance-Linked Trust, 7.75%
                    due 7/15/2011 (i)                                 1,309,039
===============================================================================
Health Care Equipment & Supplies -- 1.9%
       600,000    The Cooper Cos., Inc., 7.125% due 2/15/2015           582,000
     4,900,000    ReAble Therapeutics Finance LLC,10.875%
                    due 11/15/2014 (i)                                4,716,250
                                                                   ------------
                                                                      5,298,250
===============================================================================
Health Care Providers & Services -- 5.3%
       960,000    Accellent, Inc.,10.50% due 12/01/2013                 849,600
       970,000    Community Health Systems, Inc. Series WI,
                    8.875% due 7/15/2015                                979,700
                  Omnicare, Inc.:
       675,000        6.75% due 12/15/2013                              621,000
       760,000        Series OCR, 3.25% due 12/15/2035 (b)              570,950
                  Tenet Healthcare Corp.:
     4,010,000        6.50% due 6/01/2012                             3,528,800
     2,105,000        9.875% due 7/01/2014                            1,983,963
     2,800,000    US Oncology, Inc., 9% due 8/15/2012                 2,758,000
     1,460,000    United Surgical Partners International, Inc.,
                    8.875% due 5/01/2017                              1,423,500
                  Universal Hospital Services, Inc. (i):
       290,000        8.288% due 6/01/2015 (d)                          285,650
       310,000        8.50% due 6/01/2015 (f)                           296,681
     1,875,000    Vanguard Health Holding Co. II, LLC, 9%
                    due 10/01/2014                                    1,776,563
                                                                   ------------
                                                                     15,074,407
===============================================================================
Hotels, Restaurants & Leisure -- 7.5%
                  American Real Estate Partners LP:
       170,000        7.125% due 2/15/2013                              158,950
     1,160,000        7.125% due 2/15/2013 (i)                        1,084,600
     1,275,000    Caesars Entertainment, Inc., 7.875%
                    due 3/15/2010                                     1,300,500
       735,000    French Lick Resorts & Casino LLC, 10.75%
                    due 4/15/2014 (i)                                   529,200
                  Galaxy Entertainment Finance Co. Ltd. (i):
       225,000        10.409% due 12/15/2010 (d)                        230,625
       500,000        9.875% due 12/15/2012                             525,000
     1,860,000    Great Canadian Gaming Corp., 7.25%
                    due 2/15/2015 (i)                                 1,822,800


6       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                      Value
===============================================================================
Hotels, Restaurants & Leisure (concluded)
    $  555,000    Greektown Holdings, LLC, 10.75%
                    due 12/01/2013 (i)                             $    541,125
     1,425,000    Inn of the Mountain Gods Resort & Casino,
                    12% due 11/15/2010                                1,490,906
       225,000    Landry's Restaurants, Inc., 9.50%
                    due 12/15/2014                                      221,625
     1,175,000    Little Traverse Bay Bands of Odawa Indians,
                    10.25% due 2/15/2014 (i)                          1,186,750
     1,875,000    Penn National Gaming, Inc., 6.875%
                    due 12/01/2011                                    1,870,312
     1,260,000    Pinnacle Entertainment, Inc., 7.50%
                    due 6/15/2015 (i)                                 1,165,500
       925,000    San Pasqual Casino, 8% due 9/15/2013 (i)              911,125
       850,000    Shingle Springs Tribal Gaming Authority,
                    9.375% due 6/15/2015 (i)                            833,000
                  Station Casinos, Inc.:
     1,100,000        6.50% due 2/01/2014                               891,000
     1,525,000        7.75% due 8/15/2016                             1,433,500
       395,000        6.625% due 3/15/2018                              299,213
       345,000    Travelport LLC, 9.749% due 9/01/2014 (d)              338,100
     1,945,000    Tropicana Entertainment LLC Series WI, 9.625%
                    due 12/15/2014                                    1,351,775
     1,700,000    Universal City Florida Holding Co. I, 9.661%
                    due 5/01/2010 (d)                                 1,717,000
       400,000    Virgin River Casino Corp., 9% due 1/15/2012           348,000
     1,100,000    Wynn Las Vegas LLC, 6.625% due 12/01/2014           1,067,000
                                                                   ------------
                                                                     21,317,606
===============================================================================
Household Durables -- 1.3%
     1,500,000    American Greetings Corp., 7.375%
                    due 6/01/2016                                     1,440,000
       900,000    Jarden Corp., 7.50% due 5/01/2017                     810,000
     1,500,000    Standard-Pacific Corp., 9.25% due 4/15/2012           525,000
       850,000    The Yankee Candle Company, Inc., 9.75%
                    due 2/15/2017                                       784,125
                                                                   ------------
                                                                      3,559,125
===============================================================================
Household Products -- 0.2%
       550,000    Church & Dwight Co., Inc., 6% due 12/15/2012          536,250
===============================================================================
IT Services -- 2.0%
     1,575,000    First Data Corp., 9.875% due 9/24/2015 (i)          1,464,750
                  SunGard Data Systems, Inc.:
     2,025,000        9.125% due 8/15/2013                            2,060,438
     1,980,000        10.25% due 8/15/2015                            2,039,400
                                                                   ------------
                                                                      5,564,588
===============================================================================
Independent Power Producers & Energy Traders -- 3.7%
     1,216,000    The AES Corp., 8.75% due 5/15/2013 (i)              1,264,640
     2,800,000    Energy Future Holding Corp., 11.25%
                    due 11/01/2017 (f)(i)                             2,709,459
                  NRG Energy, Inc.:
     1,525,000        7.25% due 2/01/2014                             1,490,687
     1,375,000        7.375% due 2/01/2016                            1,347,500
                  Texas Competitive Electric
                    Holdings Co. LLC (i):
     2,950,000        10.25% due 11/01/2015                           2,839,375
       900,000        10.50% due 11/01/2016 (f)                         848,250
                                                                   ------------
                                                                     10,499,911
===============================================================================
Insurance -- 0.7%
     1,600,000    Alliant Holdings I, Inc., 11%
                    due 5/01/2015 (i)                                 1,520,000
       630,000    USI Holdings Corp., 8.744%
                    due 11/15/2014 (d)(i)                               563,850
                                                                   ------------
                                                                      2,083,850
===============================================================================
Leisure Equipment & Products -- 0.5%
     1,600,000    Quiksilver, Inc., 6.875% due 4/15/2015              1,420,000
===============================================================================
Machinery -- 1.9%
     1,200,000    AGY Holding Corp., 11% due 11/15/2014 (i)           1,158,000
       515,000    Accuride Corp., 8.50% due 2/01/2015                   442,900
                  RBS Global, Inc.:
       440,000        9.50% due 8/01/2014                               435,600
       725,000        11.75% due 8/01/2016                              725,000
       525,000        8.875% due 9/01/2016                              509,250
     2,090,000    Terex Corp., 8% due 11/15/2017                      2,100,450
                                                                   ------------
                                                                      5,371,200
===============================================================================
Marine -- 1.3%
     1,399,000    Navios Maritime Holdings, Inc., 9.50%
                    due 12/15/2014                                    1,437,472
     2,175,000    Teekay Shipping Corp., 8.875% due 7/15/2011         2,289,188
                                                                   ------------
                                                                      3,726,660
===============================================================================
Media -- 18.6%
     1,255,000    Affinion Group, Inc., 11.50% due 10/15/2015         1,251,862
     1,700,000    Allbritton Communications Co., 7.75%
                    due 12/15/2012                                    1,683,000
       225,000    American Media Operations, Inc. Series B,
                    10.25% due 5/01/2009                                200,250
     1,090,000    Barrington Broadcasting Group LLC, 10.50%
                    due 8/15/2014                                     1,106,350
       480,000    Bonten Media Acquisition Co., 9%
                    due 6/01/2015 (f)(i)                                402,964
     1,875,000    CMP Susquehanna Corp., 9.875%
                    due 5/15/2014                                     1,575,000
     2,125,000    CSC Holdings, Inc. Series B, 7.625%
                    due 4/01/2011                                     2,082,500
                  Cablevision Systems Corp., Series B:
       490,000        9.644% due 4/01/2009 (d)                          497,350
       425,000        8% due 4/15/2012                                  404,812
     1,475,000    Cadmus Communications Corp., 8.375%
                    due 6/15/2014                                     1,342,250
     4,680,000    Charter Communications Holdings I, LLC, 11%
                    due 10/01/2015                                    4,068,387
     2,760,000    Charter Communications Holdings II, LLC,
                    10.25% due 9/15/2010                              2,725,500
     1,294,000    Dex Media West LLC, 9.875% due 8/15/2013            1,344,142
     1,830,000    Echostar DBS Corp., 7.125% due 2/01/2016            1,905,487
                  Harland Clarke Holdings Corp.:
       390,000        9.50% due 5/15/2015                               335,400
       330,000        9.619% due 5/15/2015 (d)                          277,200
     1,880,000    Idearc, Inc., 8% due 11/15/2016                     1,757,800
                  Intelsat Bermuda Ltd.:
       220,000        11.409% due 6/15/2013 (d)                         225,775
       610,000        8.886% due 1/15/2015 (d)                          610,762
       650,000        11.25% due 6/15/2016                              672,750
     1,030,000    Intelsat Corp., 9% due 6/15/2016                    1,045,450
     2,025,000    Intelsat Subsidiary Holding Co. Ltd., 8.625%
                    due 1/15/2015                                     2,040,188
     1,023,000    Liberty Media Corp., 0.75% due 3/30/2023 (b)        1,085,659
     2,250,000    Mediacom LLC, 9.50% due 1/15/2013                   2,092,500
       260,000    Network Communications, Inc., 10.75%
                    due 12/01/2013                                      260,000
     2,800,000    Nielsen Finance LLC, 10% due 8/01/2014              2,849,000
     2,035,000    PanAmSat Corp., 9% due 8/15/2014                    2,065,525
     2,800,000    Paxson Communications Corp., 8.493%
                    due 1/15/2012 (d)(i)                              2,751,000


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       7

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                      Value
===============================================================================
Media (concluded)
    $  772,555    ProtoStar I Ltd., 12.50%
                    due 10/15/2012 (b)(d)(i)                       $    811,183
       825,000    Quebecor Media, Inc., 7.75% due 3/15/2016             769,312
                  R.H. Donnelley Corp.:
       700,000        8.875% due 10/15/2017 (i)                         659,750
     1,300,000        Series A-2, 6.875% due 1/15/2013                1,186,250
       655,000        Series A-3, 8.875% due 1/15/2016                  618,975
     1,166,000    Rainbow National Services LLC, 10.375%
                    due 9/01/2014 (i)                                 1,259,280
     2,425,000    Salem Communications Corp., 7.75%
                    due 12/15/2010                                    2,412,875
       651,000    Sinclair Broadcast Group, Inc., 8%
                    due 3/15/2012                                       664,020
       450,000    Sirius Satellite Radio, Inc., 9.625%
                    due 8/01/2013                                       435,375
     3,750,000    TL Acquisitions, Inc., 10.50% due 1/15/2015 (i)     3,656,250
       720,000    Windstream Regatta Holdings, Inc., 11%
                    due 12/01/2017 (i)                                  727,200
     1,060,000    Young Broadcasting, Inc., 10% due 3/01/2011           848,000
                                                                   ------------
                                                                     52,707,333
===============================================================================
Metals & Mining -- 4.9%
     2,170,000    Aleris International, Inc., 9%
                    due 12/15/2014 (f)                                1,774,953
       190,000    Blaze Recycling & Metals LLC, 10.875%
                    due 7/15/2012 (i)                                   173,850
                  FMG Finance Pty Ltd.:
       500,000        10% due 9/01/2013 (i)                             550,000
       720,000        10.625% due 9/01/2016 (i)                         828,000
     1,850,000    Foundation PA Coal Co., 7.25% due 8/01/2014         1,780,625
                  Freeport-McMoRan Copper & Gold, Inc.:
     1,070,000        8.394% due 4/01/2015 (d)                        1,088,725
     3,210,000        8.375% due 4/01/2017                            3,466,800
       982,000    Indalex Holding Corp. Series B, 11.50%
                    due 2/01/2014                                       896,075
     1,875,000    Novelis, Inc., 7.25% due 2/15/2015                  1,748,437
                  Ryerson, Inc. (i)
       380,000        12.574% due 11/01/2014 (d)                        365,750
       630,000        12% due 11/01/2015                                618,188
       490,000    Steel Dynamics, Inc., 7.375%
                    due 11/01/2012 (i)                                  486,325
                                                                   ------------
                                                                     13,777,728
===============================================================================
Multi-Utilities -- 0.7%
     1,232,000    CenterPoint Energy, Inc. Series B, 3.75%
                    due 5/15/2023 (b)                                 1,966,580
===============================================================================
Multiline Retail -- 0.3%
       800,000    Neiman Marcus Group, Inc., 9%
                    due 10/15/2015 (f)                                  820,413
===============================================================================
Oil, Gas & Consumable Fuels -- 5.0%
       470,000    Berry Petroleum Co., 8.25% due 11/01/2016             475,875
     1,450,000    Chaparral Energy, Inc., 8.50% due 12/01/2015        1,283,250
     1,600,000    Compton Petroleum Finance Corp.,
                    7.625% due 12/01/2013                             1,496,000
       650,000    Copano Energy LLC, 8.125% due 3/01/2016               650,000
     2,392,687    Corral Finans AB, 6.743% due 4/15/2010 (f)(i)       2,354,722
     2,600,000    EXCO Resources, Inc., 7.25% due 1/15/2011           2,528,500
     1,850,000    Encore Acquisition Co., 6.25% due 4/15/2014         1,711,250
     1,140,000    Forest Oil Corp., 7.25% due 6/15/2019 (i)           1,128,600
       350,000    KCS Energy, Inc., 7.125% due 4/01/2012                336,875
     1,600,000    OPTI Canada, Inc., 8.25% due 12/15/2014 (i)         1,576,000
       705,000    Sabine Pass LNG LP, 7.50% due 11/30/2016              666,225
                                                                   ------------
                                                                     14,207,297
===============================================================================
Paper & Forest Products -- 4.3%
                  Abitibi-Consolidated, Inc.:
     1,875,000        9.194% due 6/15/2011 (d)                        1,483,594
       485,000        6% due 6/20/2013                                  332,225
       175,000        8.85% due 8/01/2030                               124,250
       925,000    Ainsworth Lumber Co. Ltd., 8.948%
                    due 10/01/2010 (d)                                  647,500
       785,000    Bowater Canada Finance Corp., 7.95%
                    due 11/15/2011                                      614,262
     2,625,000    Bowater, Inc., 8.694% due 3/15/2010 (d)             2,310,000
     2,575,000    Domtar Corp., 7.125% due 8/15/2015                  2,484,875
                  NewPage Corp.:
     1,375,000        11.161% due 5/01/2012 (d)                       1,443,750
     1,105,000        12% due 5/01/2013                               1,154,725
       825,000    Norske Skog Canada Ltd. Series D, 8.625%
                    due 6/15/2011                                       684,750
       955,000    Verso Paper Holdings LLC Series B, 9.125%
                    due 8/01/2014                                       949,031
                                                                   ------------
                                                                     12,228,962
===============================================================================
Personal Products -- 0.5%
     1,375,000    Chattem, Inc., 7% due 3/01/2014                     1,333,750
===============================================================================
Pharmaceuticals -- 0.9%
     1,875,000    Elan Finance Plc, 8.869% due 11/15/2011 (d)         1,837,500
       900,000    PTS Acquisition Corp., 9.50%
                    due 4/15/2015 (f)(i)                                819,000
                                                                   ------------
                                                                      2,656,500
===============================================================================
Real Estate Investment Trusts (REITs) -- 0.4%
     1,075,000    FelCor Lodging LP, 8.50% due 6/01/2011              1,131,437
===============================================================================
Real Estate Management & Development -- 2.2%
     2,825,000    Forest City Enterprises, Inc., 7.625%
                    due 6/01/2015                                     2,747,312
                  Realogy Corp. (i):
     1,410,000        10.50% due 4/15/2014                            1,061,025
     2,230,000        11% due 4/15/2014 (f)                           1,555,425
     1,490,000        12.375% due 4/15/2015                             975,950
                                                                   ------------
                                                                      6,339,712
===============================================================================
Road & Rail -- 1.4%
                  Avis Budget Car Rental LLC:
     2,600,000        7.369% due 5/15/2014 (d)                        2,405,000
       575,000        7.625% due 5/15/2014                              552,000
       228,000    Britannia Bulk Plc, 11% due 12/01/2011                236,265
     1,235,000    St. Acquisition Corp., 12.50% due 5/15/2017 (i)       654,550
                                                                   ------------
                                                                      3,847,815
===============================================================================
Semiconductors & Semiconductor Equipment -- 1.8%
                  Amkor Technology, Inc.:
       260,000        7.75% due 5/15/2013                               244,400
     1,440,000        9.25% due 6/01/2016                             1,443,600
     2,785,000    Freescale Semiconductor, Inc., 9.125%
                    due 12/15/2014 (f)                                2,429,912
     1,135,000    Spansion, Inc., 8.249% due 6/01/2013 (d)(i)         1,032,850
                                                                   ------------
                                                                      5,150,762
===============================================================================
Software -- 0.2%
       594,913    BMS Holdings, Inc., 12.40%
                    due 2/15/2012 (d)(f)(i)                             552,295
===============================================================================


8       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

          Face
        Amount    Corporate Bonds                                      Value
===============================================================================
Specialty Retail -- 4.2%
    $  330,000    Asbury Automotive Group, Inc., 7.625%
                    due 3/15/2017                                  $    298,650
                  AutoNation, Inc.:
     2,675,000        7.243% due 4/15/2013 (d)                        2,514,500
       725,000        7% due 4/15/2014                                  685,125
       290,000    Beverages & More, Inc., 9.25%
                    due 3/01/2012 (i)                                   293,625
       835,000    Buffets, Inc., 12.50% due 11/01/2014                  398,712
                  General Nutrition Centers, Inc.:
     1,640,000        10.009% due 3/15/2014 (f)                       1,558,000
     1,330,000        10.75% due 3/15/2015                            1,283,450
       840,000    Group 1 Automotive, Inc., 2.25%
                    due 6/15/2036 (b)(k)                                592,200
                  Michaels Stores, Inc.:
     1,560,000        10% due 11/01/2014                              1,536,600
     1,970,000        11.375% due 11/01/2016                          1,876,425
     1,030,000    United Auto Group, Inc., 7.75%
                    due 12/15/2016                                      978,500
                                                                   ------------
                                                                     12,015,787
===============================================================================
Textiles, Apparel & Luxury Goods -- 0.6%
     1,875,000    Levi Strauss & Co., 8.875% due 4/01/2016            1,828,125
===============================================================================
Wireless Telecommunication Services -- 6.3%
     1,525,000    Centennial Cellular Operating Co. LLC, 10.125%
                    due 6/15/2013                                     1,593,625
     1,280,000    Centennial Communications Corp., 10.981%
                    due 1/01/2013 (d)                                 1,308,800
                  Cricket Communications, Inc.:
       630,000        9.375% due 11/01/2014                             585,900
     1,610,000        9.375% due 11/01/2014 (i)                       1,497,300
                  Digicel Group Ltd. (i):
       790,000        8.875% due 1/15/2015                              707,050
     2,211,000        9.125% due 1/15/2015 (f)                        1,978,845
     1,125,000    Dobson Communications Corp., 9.493%
                    due 10/15/2012 (d)                                1,147,500
       580,000    iPCS, Inc., 7.036% due 5/01/2013 (d)                  539,400
     3,470,000    MetroPCS Wireless, Inc., 9.25%
                    due 11/01/2014                                    3,287,825
     2,250,000    Nordic Telephone Co. Holdings ApS, 8.875%
                    due 5/01/2016 (i)                                 2,283,750
                  Orascom Telecom Finance SCA:
       190,000        7.875% due 2/08/2014                              174,800
       365,000        7.875% due 2/08/2014 (i)                          335,800
     2,425,000    Rural Cellular Corp., 8.25% due 3/15/2012           2,515,938
                                                                   ------------
                                                                     17,956,533
-------------------------------------------------------------------------------
                  Total Corporate Bonds
                  (Cost -- $348,259,741) -- 117.3%                  332,826,177
===============================================================================

===============================================================================
                  Floating Rate Loan Interests (a)
===============================================================================
Chemicals -- 0.4%
     2,650,000    Wellman, Inc. Second Lien Term Loan, 11.661%
                    due 2/10/2010                                     1,159,375
===============================================================================
Containers & Packaging -- 0.2%
       808,480    Berry Plastics Corp. Term Loan B, 12.244%
                    due 6/15/2014                                       687,208
===============================================================================
Health Care Providers & Services -- 0.5%
     1,432,325    Rotech Healthcare, Inc. Term Loan B, 10.832%
                    due 9/26/2011                                     1,346,385
===============================================================================
Hotels, Restaurants & Leisure -- 0.8%
     2,387,310    Travelport, Inc. Term Loan, 12.198%
                    due 3/22/2012                                     2,228,155
===============================================================================
Household Products -- 0.2%
                  Spectrum Brands, Inc.:
        23,359        Letter of Credit, 4.566% due 4/15/2013             22,530
       466,127        Term Loan B-1, 8.665% - 9.249%
                        due 4/15/2013                                   449,580
                                                                   ------------
                                                                        472,110
===============================================================================
Independent Power Producers & Energy Traders -- 1.4%
                  TXU Corp.:
     3,500,000        Term Loan 3, 8.622% due 10/10/2014              3,439,545
       500,000        Term Loan B 2, 8.396% due 10/14/2029              490,625
                                                                   ------------
                                                                      3,930,170
===============================================================================
Machinery -- 0.1%
       351,400    Rexnord Corp. Payment In Kind Term Loan,
                    12.58% due 3/02/2013                                309,232
===============================================================================
Media -- 1.3%
       400,000    Affinion Group, Inc. Term Loan, 11.678%
                    due 3/01/2012                                       380,000
     2,500,000    Catalina Marketing Group Term Loan, 8.981%
                    due 10/09/2015                                    2,350,000
     1,000,000    New Vision First Lien Term Loan, 11.63%
                    due 10/26/2014                                      970,000
                                                                   ------------
                                                                      3,700,000
===============================================================================
Oil, Gas & Consumable Fuels -- 0.4%
     1,000,000    SandRidge Energy, Inc. Term Loan, 8.625%
                    due 3/01/2015                                       997,500
===============================================================================
Paper & Forest Products -- 0.6%
     1,790,000    Verso Paper Holdings LLC Term Loan B, 11.161%
                    due 2/01/2013                                     1,707,213
===============================================================================
Specialty Retail -- 0.2%~
       698,237    Michaels Stores, Inc. Term Loan B,
                    6.938% - 7.625% due 10/31/2013                      639,680
-------------------------------------------------------------------------------
                  Total Floating Rate Loan Interests
                  (Cost -- $19,152,693) -- 6.1%                      17,177,028
===============================================================================

===============================================================================
        Shares
          Held    Common Stocks
===============================================================================
Communications Equipment -- 0.9%
        77,483    Loral Space & Communications Ltd. (c)               2,653,018
===============================================================================
Electrical Equipment -- 0.3%
        67,974    Medis Technologies Ltd. (c)                           868,028
===============================================================================
Paper & Forest Products -- 0.1%
         3,634    Smurfit Kappa Plc (c)                                  63,265
       189,496    Western Forest Products, Inc. (c)                     265,308
                                                                   ------------
                                                                        328,573
===============================================================================
Semiconductors & Semiconductor Equipment -- 1.1%
        91,530    Cypress Semiconductor Corp. (c)                     3,040,627
-------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost -- $8,138,045) -- 2.4%                        6,890,246
===============================================================================


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       9

Schedule of Investments (concluded)                            (in U.S. dollars)

        Shares
          Held    Preferred Stocks                                     Value
===============================================================================
Capital Markets -- 0.0%
            67    Marsico Parent Superholdco, LLC, 16.75% (i)      $     63,172
===============================================================================
Oil, Gas & Consumable Fuels -- 0.8%
            40    EXCO Resources, Inc., 7% (b)                          440,000
           163    EXCO Resources, Inc., 11%                           1,793,000
                                                                   ------------
                                                                      2,233,000
-------------------------------------------------------------------------------
                  Total Preferred Stocks
                  (Cost -- $2,093,172) -- 0.8%                        2,296,172
===============================================================================

===============================================================================
                  Warrants (h)
===============================================================================
Health Care Providers & Services -- 0.0%
        29,930    HealthSouth Corp. (expires 1/16/2014)                  23,944
===============================================================================
Wireless Telecommunication Services -- 0.2%
           800    American Tower Corp. (expires 8/01/2008)              510,400
-------------------------------------------------------------------------------
                  Total Warrants
                  (Cost -- $52,048) -- 0.2%                             534,344
===============================================================================

===============================================================================
                  Rights
===============================================================================
Electrical Equipment -- 0.0%
         6,797    Medis Technologies Ltd. (n)                                 0
-------------------------------------------------------------------------------
                  Total Rights (Cost -- $0) -- 0.0%                           0
===============================================================================

===============================================================================
   Beneficial
      Interest    Other Interests (g)                                   Value
===============================================================================
Media -- 0.0%
       700,000    Adelphia Escrow                                            70
       877,895    Adelphia Recovery Trust                                    88
                                                                   ------------
                                                                            158
-------------------------------------------------------------------------------
                  Total Other Interests
                  (Cost -- $2,870) -- 0.0%                                  158
===============================================================================

===============================================================================
                  Short-Term Securities
===============================================================================
     2,366,291    BlackRock Liquidity Series, LLC
                    Cash Sweep Series, 4.75% (e)(j)                   2,366,291
-------------------------------------------------------------------------------
                  Total Short-Term Securities
                  (Cost -- $2,366,291) -- 0.8%                        2,366,291
===============================================================================

===============================================================================
    Number of
     Contracts    Options Purchased
===============================================================================
Call Options Purchased -- 0.0%
            17    Marsico Parent Superholdco, LLC,
                    expiring December 2019 at $1,000 (i)                 16,622
-------------------------------------------------------------------------------
                  Total Options Purchased
                  (Premiums Paid -- $16,622) -- 0.0%                     16,622
===============================================================================
Total Investments (Cost -- $380,081,482*) -- 127.6%                 362,107,038

Liabilities in Excess of Other Assets -- (27.6%)                    (78,393,119)
                                                                   ------------
Net Assets -- 100.0%                                               $283,713,919
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 380,553,385
                                                                  =============
      Gross unrealized appreciation ..........................    $   5,490,473
      Gross unrealized depreciation ..........................      (23,936,820)
                                                                  -------------
      Net unrealized depreciation ............................    $ (18,446,347)
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate security.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net        Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                                 $937,680      $104,037
      --------------------------------------------------------------------------

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)   Represents the current yield as of November 30, 2007.
(k)   Represents a step bond.
(l)   Subject to principal paydowns.
(m) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   The rights may be exercised until January 7, 2008.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of November 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                        Notional     Unrealized
                                                         Amount     Depreciation
      --------------------------------------------------------------------------
      Sold credit default protection on Ford Motor
        Company and receive 3.80%

      Broker, JPMorgan Chase
        Expires March 2010                            $3,000,000     $(111,486)

      Sold credit default protection on Ford Motor
        Company and receive 3.80%

      Broker, UBS Warburg
        Expires March 2010                            $  930,000       (34,560)

      Sold credit default protection on Ford Motor
        Company and receive 5.00%

      Broker, Goldman Sachs & Co.
        Expires June 2010                             $3,750,000       (64,234)
      --------------------------------------------------------------------------
      Total                                                          $(210,280)
                                                                     =========

      See Notes to Financial Statements.


10       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

Statement of Assets and Liabilities

As of November 30, 2007 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in unaffiliated securities, at value
  (identified cost -- $377,698,569) ...........................    $359,724,125
Investments in affiliated securities, at value
  (identified cost -- $2,366,291) .............................       2,366,291
Options purchased, at value (premiums paid -- $16,622) ........          16,622
Foreign cash (cost -- $154,118) ...............................         187,947
Cash ..........................................................         126,438
Receivables:
  Interest ....................................................       7,812,797
  Securities sold .............................................       3,678,455
  Dividends ...................................................          93,449
  Swaps .......................................................          69,241
Prepaid expenses ..............................................           2,512
                                                                   ------------
Total assets ..................................................     374,077,877
                                                                   ------------
===============================================================================
Liabilities
-------------------------------------------------------------------------------
Loans .........................................................      86,200,000
Unrealized depreciation on swaps ..............................         210,280
Payables:
  Securities purchased ........................................       3,462,968
  Investment adviser ..........................................         160,705
  Dividends to shareholders ...................................         136,000
  Interest on loans ...........................................         100,247
  Other affiliates ............................................           2,115
Accrued expenses ..............................................          91,643
                                                                   ------------
Total liabilities .............................................      90,363,958
                                                                   ------------
===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets ....................................................    $283,713,919
                                                                   ============
===============================================================================
Capital
-------------------------------------------------------------------------------
Common Stock, $.10 par value, 200,000,000 shares authorized ...    $  3,458,096
Paid-in capital in excess of par ..............................     447,340,314
Undistributed investment income -- net ........................       6,119,489
Accumulated realized capital losses -- net ....................    (155,053,085)
Unrealized depreciation -- net ................................     (18,150,895)
                                                                   ------------
Total -- Equivalent to $8.20 per share based on 34,580,960
  shares of capital stock outstanding (market price -- $7.29) .    $283,713,919
                                                                   ============

      See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended November 30, 2007 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest (including $104,037 from affiliates) .................    $ 16,694,722
Dividends .....................................................         213,142
Other .........................................................          14,700
                                                                   ------------
Total income ..................................................      16,922,564
                                                                   ------------
===============================================================================
Expenses
-------------------------------------------------------------------------------
Loan interest expense .........................................       2,604,413
Investment advisory fees ......................................         974,627
Borrowing costs ...............................................          82,198
Accounting services ...........................................          58,360
Professional fees .............................................          37,695
Printing and shareholder reports ..............................          23,774
Pricing services ..............................................          19,588
Transfer agent fees ...........................................          14,720
Custodian fees ................................................          11,601
Directors' fees and expenses ..................................           9,382
Listing fees ..................................................           6,192
Other .........................................................          17,324
                                                                   ------------
Total expenses ................................................       3,859,874
                                                                   ------------
Investment income -- net ......................................      13,062,690
                                                                   ------------
===============================================================================
Realized & Unrealized Gain (Loss) -- Net
-------------------------------------------------------------------------------
Realized gain (loss) on:
  Investments -- net ..........................................        (911,306)
  Swaps -- net ................................................         188,082
                                                                   ------------
Total realized loss -- net ....................................        (723,224)
                                                                   ------------
Change in unrealized appreciation/depreciation on:
  Investments -- net ..........................................     (29,377,202)
  Swaps -- net ................................................        (425,362)
  Foreign currency transactions -- net ........................          12,239
                                                                   ------------
Total change in unrealized appreciation/depreciation -- net ...     (29,790,325)
                                                                   ------------
Total realized and unrealized loss -- net .....................     (30,513,549)
                                                                   ------------
Net Decrease in Net Assets Resulting from Operations ..........    $(17,450,859)
                                                                   ============

      See Notes to Financial Statements.


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       11

Statements of Changes in Net Assets

                                                                                                     For the Six
                                                                                                     Months Ended        For the
                                                                                                     November 30,       Year Ended
                                                                                                         2007            May 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $  13,062,690     $  25,185,992
Realized gain (loss) -- net ....................................................................         (723,224)        4,210,914
Change in unrealized appreciation/depreciation -- net ..........................................      (29,790,325)       12,903,751
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (17,450,859)       42,300,657
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from investment income -- net ........................................      (12,656,631)      (23,238,405)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................      (30,107,490)       19,062,252
Beginning of period ............................................................................      313,821,409       294,759,157
                                                                                                    -------------------------------
End of period* .................................................................................    $ 283,713,919     $ 313,821,409
                                                                                                    ===============================
    * Undistributed investment income -- net ...................................................    $   6,119,489     $   5,713,430
                                                                                                    ===============================

      See Notes to Financial Statements.

Statement of Cash Flows

For the Six Months Ended November 30, 2007 (Unaudited)
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations .............................................................    $ (17,450,859)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
      Decrease in receivables ....................................................................................        1,012,872
      Decrease in other liabilities ..............................................................................         (125,097)
      Realized and unrealized loss -- net ........................................................................       30,904,776
      Amortization of premium and discount .......................................................................          (31,504)
Unrealized gain on foreign currency transactions .................................................................           12,239
Proceeds from sales and paydowns of long-term securities .........................................................      103,206,609
Purchases of long-term securities ................................................................................      (69,597,043)
Net proceeds from sales of short-term investments ................................................................        4,062,320
                                                                                                                      -------------
Cash provided by operating activities ............................................................................       51,994,313
                                                                                                                      -------------
===================================================================================================================================
Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
Cash receipts from borrowings ....................................................................................       30,000,000
Cash payments on borrowings ......................................................................................      (70,000,000)
Dividends paid to shareholders ...................................................................................      (12,645,190)
                                                                                                                      -------------
Cash used for financing activities ...............................................................................      (52,645,190)
                                                                                                                      -------------
===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash .............................................................................................         (650,877)
Cash at beginning of period ......................................................................................          965,262
                                                                                                                      -------------
Cash at end of period ............................................................................................    $     314,385
                                                                                                                      =============
===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
Cash paid for interest ...........................................................................................    $   2,635,760
                                                                                                                      =============

      See Notes to Financial Statements.


12       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

Financial Highlights

                                                                 For the Six
                                                                 Months Ended                  For the Year Ended
                                                                 November 30,                         May 31,
The following per share data and ratios have been derived            2007      ----------------------------------------------------
from information provided in the financial statements.            (Unaudited)    2007       2006       2005       2004       2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................    $   9.07    $   8.52   $   8.53   $   8.48   $   8.01   $   7.85
                                                                   ----------------------------------------------------------------
Investment income -- net** ....................................         .38         .73        .74        .87        .91        .93
Realized and unrealized gain (loss) -- net ....................        (.88)        .49        .02        .07        .56        .16
                                                                   ----------------------------------------------------------------
Total from investment operations ..............................        (.50)       1.22        .76        .94       1.47       1.09
                                                                   ----------------------------------------------------------------
Less dividends from investment income -- net ..................        (.37)       (.67)      (.77)      (.89)     (1.00)      (.93)
                                                                   ----------------------------------------------------------------
Net asset value, end of period ................................    $   8.20    $   9.07   $   8.52   $   8.53   $   8.48   $   8.01
                                                                   ================================================================
Market price per share, end of period .........................    $   7.29    $   8.47   $   7.42   $   8.46   $   8.23   $   8.64
                                                                   ================================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ............................       (5.22%)+    15.60%      9.75%     11.31%     18.65%     16.17%
                                                                   ================================================================
Based on market price per share ...............................       (9.77%)+    23.96%     (3.63%)    13.75%      6.75%     17.66%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, excluding interest expense and reorganization
  expenses ....................................................         .84%*       .91%       .90%       .87%       .91%       .92%
                                                                   ================================================================
Expenses, excluding interest expense ..........................         .84%*       .91%       .90%       .87%       .91%      1.01%
                                                                   ================================================================
Expenses ......................................................        2.58%*      3.25%      2.39%      1.69%      1.39%      1.56%
                                                                   ================================================================
Investment income -- net ......................................        8.73%*      8.36%      8.55%      9.85%     10.72%     13.32%
                                                                   ================================================================
===================================================================================================================================
Leverage
-----------------------------------------------------------------------------------------------------------------------------------
Amount of borrowings outstanding, end of period
  (in thousands) ..............................................    $ 86,200    $126,200   $127,700   $100,600   $100,400   $ 95,900
                                                                   ================================================================
Average amount of borrowings outstanding during the
  period (in thousands) .......................................    $ 90,476    $125,974   $101,539   $104,938   $101,764   $ 54,606
                                                                   ================================================================
Average amount of borrowings outstanding per share
  during the period** .........................................    $   2.62    $   3.64   $   2.94   $   3.05   $   2.97   $   2.12
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ......................    $283,714    $313,821   $294,759   $294,218   $291,654   $272,645
                                                                   ================================================================
Portfolio turnover ............................................          18%         62%        57%        57%        83%        79%
                                                                   ================================================================

*     Annualized.
**    Based on average shares outstanding.
*** Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       13

 Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Corporate High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol COY. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Floating rate loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the OTC markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.


14       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended May 31, 2004 through May 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       15

Notes to Financial Statements (concluded)

evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .50% of the Fund's average daily net assets plus the proceeds of any outstanding principal borrowed. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Financial Management, Inc., an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended November 30, 2007, the Fund reimbursed the Manager $2,681 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended November 30, 2007 were $68,055,203 and $103,560,192, respectively.

4. Capital Share Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

5. Short-Term Borrowings:

On May 18, 2007, the Fund renewed its revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. ("Citicorp") as agent, certain secondary backstop lenders, and certain asset securitization conduits as lenders (the "Lenders"). The agreement was renewed for one year and has a maximum limit of $150,000,000. Under the Citicorp program, the conduits will fund advances to the Fund through the issuance of highly rated commercial paper. As security for its obligations to the Lenders under the revolving securitization facility, the Fund has granted a security interest in substantially all of its assets to and in favor of the Lenders. The interest rate on the Fund's borrowings is based on the interest rate carried by the commercial paper plus a program fee. The Fund pays additional borrowing costs including a backstop commitment fee.

For the six months ended November 30, 2007, the average amount borrowed was approximately $90,476,000, and the daily weighted average interest rate was 5.60%.

6. Capital Loss Carryforward:

On May 31, 2007, the Fund had a net capital loss carry forward of $154,479,183, of which $10,953,803 expires in 2008, $25,513,921 expires in 2009, $33,478,307 expires in 2010, $77,885,783 expires in 2011 and $6,647,369 expires in 2012.
These amounts, subject to limitations, will be available to offset like amounts of any future taxable gains.

7. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $.061000 per share on December 18, 2007 to shareholders of record on December 13, 2007.


16       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

The Benefits and Risks of Leveraging

BlackRock Corporate High Yield Fund, Inc. utilizes leverage through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher- yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue Preferred Stock) may reduce the Common Stock's yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Roscoe S. Suddarth, Advisory Board Member
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Howard Surloff, Secretary
Brian P. Kindelan, Chief Compliance Officer
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer

Custodian

JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent

Computershare Trust Company, N.A.
Providence, RI 02940-3010

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       17

Additional Information

Proxy Results

During the six-month period ended November 30, 2007, the shareholders of BlackRock Corporate High Yield Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------
                                                                     Shares Voted    Shares Withheld
                                                                          For          From Voting
----------------------------------------------------------------------------------------------------
To elect the Fund's Directors:      G. Nicholas Beckwith, III         24,818,878        612,244
                                    Richard E. Cavanagh               24,827,591        603,531
                                    Richard S. Davis                  24,828,234        602,888
                                    Kent Dixon                        24,821,003        610,119
                                    Frank J. Fabozzi                  24,827,887        603,235
                                    Kathleen F. Feldstein             24,840,414        590,708
                                    James T. Flynn                    24,822,012        609,110
                                    Henry Gabbay                      24,825,244        605,878
                                    Jerrold B. Harris                 24,816,728        614,394
                                    R. Glenn Hubbard                  24,828,553        602,569
                                    W. Carl Kester                    24,828,444        602,678
                                    Karen P. Robards                  24,742,687        688,435
                                    Robert S. Salomon, Jr.            24,819,094        612,028
----------------------------------------------------------------------------------------------------

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements and annual and semi-annual reports by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


18       BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


      BLACKROCK CORPORATE HIGH YIELD FUND, INC.       NOVEMBER 30, 2007       19

This report, including the financial information herein, is transmitted to shareholders of BlackRock Corporate High Yield Fund, Inc. for their information. It is not a prospectus. The Fund has leveraged its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock Corporate High Yield Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                    #16718-11/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: January 16, 2008